UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, President

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2012

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year	Total net assets		Ordinary income*	Long-term capital gains*
1986	$116,731,670	$13.26						$32,538,800
1987	110,629,270	11.36	$.22	$1.55		$1.77		15,056,016
1988	118,930,727	11.77	.16	.92		1.08		25,718,033
1989	129,376,703	12.24	.35	.65	**	1.00	**	38,661,339
1990	111,152,013	10.00	.20	.50	**	.70	**	25,940,819
1991	131,639,511	11.87	.14	.56	**	.70	**	43,465,583
1992	165,599,864	14.33	.20	.66		.86		70,586,429
1993	218,868,360	17.90	.18	1.42		1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
Six mos. to
June 30, 2012***	556,492,365	24.29	.05	.15		.20		237,441,964
Total dividends and distributions for the period:			$7.08	$34.73		$41.81

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable returns of capital of $.56 in 1989, $.47 in 1990, $.11 in 1991 and $.55 in 2001.
***	Unaudited.

The Common Stock is listed on the NYSE MKT (formerly NYSE Amex) under the symbol CET. On June 29, 2012 (the last trading day of the period), the closing market price was $20.28 per share.

[ 2 ]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2012 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2012 (Unaudited)	December 31, 2011
Net assets	$556,492,365	$574,187,941
Net assets per share of Common Stock	24.29	24.96
Shares of Common Stock outstanding	22,910,136	23,005,136

Comparative operating results are as follows:
	Six months ended June 30,
	2012 (Unaudited)	2011 (Unaudited)
Net investment income	$3,698,980	$5,198,010
Per share of Common Stock	.16 *	.23 *
Net realized gain on sale of investments	3,378,456	10,153,759
Increase (decrease) in net unrealized appreciation of investments	(18,213,002)	36,812,867
Increase (decrease) in net assets resulting from operations	(11,135,566)	52,164,636

*	Based on the average number of Common shares outstanding during the period.

A distribution of $.20 per share of Common Stock was paid on June 26, 2012 to stockholders of record as of June 12, 2012. Stockholders will be sent a notice concerning the taxability of all 2012 distributions early in 2013.

During the first six months of 2012, the Corporation purchased 98,000 shares of its Common Stock at an average price of $20.845 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made on the NYSE MKT or in private transactions directly with stockholders.

As we recently announced, Price Blackford has joined our Board of Directors. He is a Senior Advisor with Sagent Advisors LLC, an independent privately-owned investment bank. We are delighted to have the benefit of his extensive experience, and on behalf of stockholders, I would like to welcome him to our Board.

Stockholders’ inquiries are welcome.

Central Securities Corporation

         Wilmot H. Kidd, President

630 Fifth Avenue
New York, NY 10111
July 25, 2012

[ 3 ]

TEN LARGEST INVESTMENTS

June 30, 2012
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$ 2.2	$167.5	30.1%	1982
Intel Corporation	16.3	39.7	7.1	1986
Coherent, Inc.	22.0	34.5	6.2	2007
Analog Devices, Inc.	10.9	26.7	4.8	1987
Convergys Corporation	24.1	24.4	4.4	1998
Agilent Technologies, Inc.	12.6	23.2	4.2	2005
Brady Corporation	2.0	20.4	3.7	1984
The Bank of New York Mellon Corporation	18.3	20.3	3.6	1993
Precision Castparts Corporation	10.0	16.4	3.0	2008
CEVA, Inc.	10.1	15.8	2.8	2009

DIVERSIFICATION OF INVESTMENTS

June 30, 2012
 (Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2012	December 31, 2011
Common Stocks:
Insurance	1	$2,184,586	$167,472,000	30.1%	29.2%
Semiconductor	4	47,650,353	85,993,200	15.5	16.4
Technology Hardware and
Equipment	6	74,310,318	84,320,920	15.1	16.1
Diversified Industrial	4	20,117,456	55,761,400	10.0	10.7
Energy	6	57,472,726	50,632,469	9.1	9.8
Software and Services	2	37,054,518	32,161,800	5.8	5.4
Banking and Finance	2	22,165,335	23,876,750	4.3	3.9
Other	10	44,972,283	44,229,909	7.9	6.8
Preferred Stocks:
Energy	1	2,027,220	948,311	0.2	0.4

[ 4 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2012
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased		Sold	Held June 30, 2012
Agilent Technologies, Inc.			100,000	590,000
CEVA, Inc.	51,700			900,000
Convergys Corporation			50,000	1,650,000
Flextronics International Ltd.			130,000	500,000
GeoMet, Inc. Series A Convertible
Redeemable Preferred Stock	7,663	(a)		252,883
Heritage-Crystal Clean, Inc.	75,000			488,712
Mindspeed Technologies, Inc.	100,000			1,500,000
The Plymouth Rock Company, Inc.			120	69,780
Xerox Corporation			200,000	990,000

(a)	Received as a dividend.

[ 5 ]

STATEMENT OF INVESTMENTS

June 30, 2012
(Unaudited)

COMMON STOCKS 97.8%

Shares		Value
	Banking and Finance 4.3%
925,000	The Bank of New York Mellon Corporation	$20,303,750
100,000	JPMorgan Chase & Co.	3,573,000
		23,876,750
	Diversified Industrial 10.0%
740,000	Brady Corporation Class A	20,357,400
200,000	General Electric Company	4,168,000
100,000	Precision Castparts Corporation	16,449,000
150,000	Roper Industries, Inc.	14,787,000
		55,761,400
	Energy 9.1%
350,000	Canadian Oil Sands Ltd.	6,776,245
200,000	Devon Energy Corporation	11,598,000
2,000,000	GeoMet, Inc. (a)(b)	640,000
627,200	McMoRan Exploration Co. (a)	7,946,624
280,000	Murphy Oil Corporation	14,081,200
320,000	QEP Resources, Inc.	9,590,400
		50,632,469
	Environmental Services 1.4%
488,712	Heritage-Crystal Clean, Inc. (a)	7,990,442
	Health Care 2.8%
100,000	Johnson & Johnson	6,756,000
100,000	Medtronic, Inc.	3,873,000
100,000	Merck & Co., Inc.	4,175,000
228,000	Vical Inc. (a)	820,800
		15,624,800
	Insurance 30.1%
69,780	The Plymouth Rock Company, Inc.
	Class A (b)(c)	167,472,000

	Retailing 2.3%
20,000	Aerogroup International, Inc. (a)(c)	366,800
400,000	Tesco Plc ADR	5,840,000
220,000	Walgreen Co.	6,507,600
		12,714,400

[ 6 ]

Shares		Value
	Semiconductor 15.5%
710,000	Analog Devices, Inc.	$26,745,700
900,000	CEVA, Inc. (a)	15,849,000
1,490,000	Intel Corporation	39,708,500
1,500,000	Mindspeed Technologies, Inc. (a)	3,690,000
		85,993,200
	Software and Services 5.8%
1,650,000	Convergys Corporation	24,370,500
990,000	Xerox Corporation	7,791,300
		32,161,800
	Technology Hardware and Equipment 15.1%
590,000	Agilent Technologies, Inc.	23,151,600
801,000	Coherent, Inc. (a)	34,539,120
500,000	Flextronics International Ltd. (a)	3,100,000
200,000	Motorola Solutions, Inc.	9,622,000
1,190,000	RadiSys Corporation (a)	7,473,200
3,000,000	Sonus Networks, Inc. (a)	6,435,000
		84,320,920
	Telecommunication Services 1.4%
145,425	Primus Telecommunications Group, Inc. (a)	2,264,267
200,000	Vodafone Group Plc ADR	5,636,000
		7,900,267
	Total Common Stocks
	(cost $305,927,575)	544,448,448
	PREFERRED STOCKS 0.2%
	Energy 0.2%
252,883	GeoMet, Inc. Series A Convertible Redeemable
	Preferred Stock (b)(d) (cost $2,027,220)	948,311
	Total Investments (cost $307,954,795) (e) (98.0%)	545,396,759
	Cash, receivables and other assets less liabilities (2.0%)	11,095,606
	Net Assets (100%)	$556,492,365

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940.
(c)	Valued based on Level 3 inputs – see Note 2.
(d)	Valued based on Level 2 inputs – see Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

[ 7 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012
(Unaudited)

Assets:
Investments:
General portfolio securities at market value (cost $290,084,057)	$376,336,448
Securities of affiliated companies (cost $17,870,738)
(Notes 5 and 6)	169,060,311	$545,396,759
Cash, receivables and other assets:
Cash	8,825,968
Receivable for securities sold	1,362,975
Dividends receivable	837,833
Office equipment and leasehold improvements, net	98,552
Other assets	125,815	11,251,143
Total Assets		556,647,902
Liabilities:
Accrued expenses and reserves	155,537
Total Liabilities		155,537
Net Assets		$556,492,365

Net Assets are represented by:
Common Stock $1 par value: authorized 30,000,000 shares; issued 23,030,906 (Notes 3 and 9)		$23,030,906
Surplus:
Paid-in	$292,538,812
Undistributed net gain from sale of investments	3,138,650
Undistributed net investment income	2,847,753	298,525,215
Net unrealized appreciation of investments		237,441,964
Treasury stock, at cost (120,770 shares of
Common Stock) (Note 3)		(2,505,720)
Net Assets		$556,492,365

Net Asset Value Per Common Share
(22,910,136 shares outstanding)		$24.29

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2012
(Unaudited)

Investment Income
Income:
Dividends from unaffiliated companies (net of
foreign withholding taxes of $33,656)	$3,475,188
Dividends from affiliated companies (Note 5)	2,136,843	$ 5,612,031
Expenses:
Administration and operations	586,036
Investment research	575,579
Occupancy and office operating expenses	250,705
Directors’ fees	141,327
Legal, auditing and tax preparation fees	110,128
Stockholder communications and meetings	53,350
Franchise and miscellaneous taxes	47,599
Software and information services	43,873
Transfer agent, registrar and custodian fees and expenses	35,572
Travel and related expenses	19,871
Miscellaneous	49,011	1,913,051
Net investment income		3,698,980

Net Realized And Unrealized Gain (loss) on Investments
Net realized gain from:
Unaffiliated companies	2,994,207
Affiliated companies	370,800
Written options	13,449	3,378,456
Decrease in net unrealized appreciation of investments		(18,213,002)
Net loss on investments		(14,834,546)
Net Decrease in Net Assets Resulting from Operations		($11,135,566)

See accompanying notes to financial statements.

[ 9 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2012
and the year ended December 31, 2011

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
From Operations:
Net investment income	$3,698,980	$9,852,357
Net realized gain from investment transactions	3,378,456	14,330,688
Decrease in net unrealized appreciation of investments	(18,213,002)	(25,426,202)
Decrease in net assets resulting from operations	(11,135,566)	(1,243,157)
Distributions to Stockholders from:
Net investment income	(1,145,507)	(9,744,218)
Net realized gain from investment transactions	(3,436,520)	(13,035,173)
Decrease in net assets from distributions	(4,582,027)	(22,779,391)
From Capital Share Transactions: (Notes 3 and 9)
Distribution to stockholders reinvested in Common Stock	—	5,149,231
Issuance of shares of Common Stock to directors	64,827	—
Cost of shares of Common Stock purchased	(2,042,810)	(462,909)
Increase (decrease) in net assets from capital
share transactions	(1,977,983)	4,686,322
Total decrease in net assets	(17,695,576)	(19,336,226)
Net Assets:
Beginning of period	574,187,941	593,524,167
End of period (including undistributed net investment income
of $2,847,753 and $294,279, respectively)	$556,492,365	$574,187,941

See accompanying notes to financial statements.

[ 10 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2012
(Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets from operations		($11,135,566)
Adjustments to net decrease in net assets
from operations:
Purchases of securities	($12,539,247)
Proceeds from securities sold	19,007,570
Net realized gain from investments	(3,378,456)
Decrease in net unrealized appreciation of investments	18,213,002
Depreciation and amortization	23,118
Non-cash stock compensation	64,827
Changes in operating assets and liabilities:
Increase in receivable for securities sold	(1,362,975)
Increase in dividends receivable	(107,514)
Increase in other assets	(14,797)
Decrease in accrued expenses and reserves	(526,226)
Total adjustments		19,379,302
Net cash provided by operating activities		8,243,736

Cash Flows from Financing Activities:
Dividends and distributions paid	(4,582,027)
Common Stock purchased	(2,042,810)
Cash flows used in financing activities		(6,624,837)

Net increase in cash		1,618,899
Cash at beginning of period		7,207,069
Cash at end of period		$ 8,825,968

See accompanying notes to financial statements.

[ 11 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Written options are valued at the last quoted asked price. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 — Quoted prices in active markets for identical investments;
•	Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices for similar investments or the use of models or other valuation methodologies;
•	Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

The Corporation’s investments as of June 30, 2012 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common Stocks	$376,609,648	—	$167,838,800	$544,448,448
Preferred Stocks	—	$948,311	—	948,311
Total	$376,609,648	$948,311	$167,838,800	$545,396,759

The Corporation’s investment in GeoMet, Inc. Series A Preferred Stock will transfer from Level 1 to Level 2 if there are no actual market trades in the security on a valuation date. The security will transfer back to Level 1 if there are market trades on a subsequent valuation date. On June 30, 2012 and on December 31, 2011, this investment was considered Level 2, and its value was based on the closing bid price. There were no other transfers of investments between Levels 1, 2 and 3 during the six months ended June 30, 2012.

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2011	$168,126,800
Net realized gains and change in net unrealized
appreciation of investments included in net
decrease in net assets resulting from operations	91,200
Sales	(379,200)
Balance as of June 30, 2012	$167,838,800

There was no change in unrealized appreciation of Level 3 investments held at June 30, 2012 included in the above table. In valuing Level 3 investments, the Corporation’s management considers the results of various valuation methods. Consideration is also given to corporate governance, marketability, professional appraisals of portfolio companies, company and industry results and outlooks, and general market conditions. Management then recommends a value for each investment that it considers most appropriate in light of all the information available. All of this information is subsequently presented to and discussed with the Corporation’s Board of Directors, which selects the value. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

In valuing the Plymouth Rock Level 3 investment as of June 30, 2012, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that applied average market multiples from selected publicly traded companies to financial information from each of Plymouth Rock’s major business segments. The market multiples used were price-to-book value, price-to-earnings and price-to-revenue. Management also used a discounted cash flow model based on a forecasted earnings growth rate ranging from 2.5%–4% and a weighted average cost of capital of 10%. Transactions in Plymouth Rock’s shares were also considered. The values obtained from weighting the three methods described above (with greater weight given to

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

the comparable company approach) were then discounted by 20% and 40% for the lack of marketability of the shares, which represent the range of rates management believes market participants would apply in estimating fair value. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations and its industry outlook, were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and earnings growth rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Common Stock Purchases — The Corporation purchased 98,000 shares of its Common Stock in the first six months of 2012 at an average price of $20.845 per share representing an average discount from net asset value of 17.5%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2012, excluding option transactions and other short-term investments, were $12,524,197 and $18,979,070, respectively.

As of June 30, 2012, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $291,869,782 and $54,427,818, respectively.

5. Affiliates — The Plymouth Rock Company, Inc. and GeoMet, Inc., are affiliates as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of these companies’ outstanding voting securities. During the six months ended June 30, 2012, the Corporation received dividends of $2,136,843 from Plymouth Rock and sold 120 shares of Plymouth Rock at a gain of $370,800. The Corporation also received as dividends 15,093 additional shares of GeoMet Preferred Series A stock. Net unrealized appreciation related to affiliates decreased by $2,936,323 for the six months ended June 30, 2012 to $151,189,573. The President of the Corporation is a director of Plymouth Rock.

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

6. Restricted Securities — The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On June 30, 2012, such investments had an aggregate value of $167,838,800, which was equal to 30.2% of the Corporation’s net assets. Investments in restricted securities at June 30, 2012, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
Aerogroup International, Inc.	20,000	Common Stock	6/14/05	$11,719
The Plymouth Rock Company, Inc.	60,000	Class A Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	9,780	Class A Stock	6/9/84	684,586

7. Options Written — From time to time, the Corporation writes option contracts to generate additional return. When the Corporation writes an option, a liability is recorded in an amount equal to the premium received and is subsequently marked to market in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Upon the exercise of written call option contracts, premiums received are added to the proceeds from the sale of the underlying securities in determining whether there is a realized gain or loss. Upon the exercise of written put options, premiums received are subtracted from the cost of the purchase of the underlying securities. On the expiration date, premiums received from unexercised options are treated as realized gains.

When writing a covered call option, the Corporation forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline below the exercise price minus the option premium received.

When writing a put option, the Corporation has the obligation during the option’s life to purchase the securities underlying the option at an agreed-upon exercise price. The Corporation’s obligation is secured by segregating with its custodian liquid investments with a value at least equal to the amount the Corporation would be required to pay if the option were exercised. The Corporation will lose money if the securities purchased decrease in value below the exercise price by more than the premium received by the Corporation for writing the option.

The Corporation’s activity in written options during the six months ended June 30, 2012 is summarized as follows:

	Number of Shares	Premiums Received
Options outstanding at December 31, 2011	—	—
Options written	20,000	$28,499
Options terminated in closing transactions	(20,000)	(28,499)
Options outstanding at June 30, 2012	—	—

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

8. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. During the six months ended June 30, 2012, there were no outstanding borrowings.

9. Compensation and Benefit Plans — The aggregate remuneration paid during the six months ended June 30, 2012 to all officers was $905,000. Officers and other employees participate in a 401(k) and profit sharing plan. Effective April 1, 2012, the Corporation has agreed to contribute at least 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors. Contributions made prior to April 1, 2012 and any contributions in excess of the 3% amount vest after three years of service. During the six months ended June 30, 2012, the Corporation accrued $14,708 related to the plan.

The Corporation has adopted and its stockholders have approved an incentive compensation plan (the “2012 Plan”) that is administered by the Corporation’s Compensation and Nominating Committee. The 2012 Plan permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, with limitations on the amount of shares or cash that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions.

Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. The aggregate value of these awards of 3,000 shares made during the six months ended June 30, 2012 was $64,827. This amount plus cash payments of $76,500 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations. No other awards were made under the 2012 Plan during the six months ended June 30, 2012.

10. Operating Lease Commitment — The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of $683,612 as of June 30, 2012. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $170,903 remaining for 2012, $341,806 in 2013 and $170,903 in 2014.

[ 16 ]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2012 and each year in the five-year period ended December 31, 2011. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2012 (Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$24.96	$26.06	$22.32	$17.79	$30.15	$30.05
Net investment income*	.16	.43	.45	.29	.39	.38
Net realized and unrealized gain (loss)
on securities*	(.63)	(.53)	4.19	4.89	(10.29)	2.12
Total from investment
operations	(.47)	(.10)	4.64	5.18	(9.90)	2.50
Less:
Dividends from net investment income	.05	.43	.45	.33	.36	.37
Distributions from capital gains	.15	.57	.45	.32	2.10	2.03
Total distributions	.20	1.00	.90	.65	2.46	2.40
Net asset value, end of period	$24.29	$24.96	$26.06	$22.32	$17.79	$30.15
Per share market value, end of period	$20.28	$20.46	$21.97	$17.98	$14.40	$26.84
Total investment return, market(%)	(1.04)	(2.50)	27.14	26.97	(39.63)	9.86
Total investment return, NAV(%)	(1.88)	.18	21.73	30.15	(32.66)	9.35
Ratios/Supplemental Data:
Net assets, end of period(000)	$556,492	$574,188	$593,524	$504,030	$397,353	$644,823
Ratio of expenses to average net
assets(%)	.66 †	.71	.78	.91	.66	.59
Ratio of net investment income to
average net assets(%)	1.27 †	1.62	1.92	1.49	1.43	1.21
Portfolio turnover rate(%)	2.17	8.07	6.67	7.94	11.04	19.58

*	Based on the average number of shares outstanding during the period
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders of
    Central Securities Corporation

We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2012, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2012. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2011 and financial highlights for each of the years in the five-year period ended December 31, 2011, and in our report, dated February 3, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY
July 27, 2012

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2012 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on March 21, 2012. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
Simms C. Browning	20,465,093	1,011,909
Donald G. Calder	20,467,776	1,009,226
David C. Colander	20,523,156	953,846
Jay R. Inglis	20,414,213	1,062,789
Wilmot H. Kidd	20,467,647	1,009,355
C. Carter Walker, Jr.	20,462,227	1,014,775

A proposal to approve the selection of KPMG LLP as independent auditors of the Corporation for the year 2012 was ratified with 20,635,543 votes in favor, 763,038 votes against and 78,421 votes abstaining.

In addition, a proposal to approve the Central Securities Corporation 2012 Incentive Compensation Plan was approved with 14,260,495 votes in favor, 1,255,733 votes against and 160,001 votes abstaining.

[ 19 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
Donald G. Calder, Lead Independent Director
L. Price Blackford
Simms C. Browning
David C. Colander
Jay R. Inglis
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

     630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

     Computershare Trust Company, N.A.
P.O. Box 43069, Providence, RI 02940-3069
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	98,000	$20.85	NA	NA
Month #2 (February 1 through February 28)	0	NA	NA	NA
Month #3 (March 1 through March 31)	0	NA	NA	NA
Month #4 (April 1 through April 30)	0	NA	NA	NA
Month #5 (May 1 through May 31)	0	NA	NA	NA
Month #6 (June 1 through June 30)	0	NA	NA	NA
Total	98,000	$20.85	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 8, 2012.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 9, 2012

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 9, 2012

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Treasurer

August 9, 2012

Date